INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred taxes as of December 31, 2022 and 2021 consist of the following:

	2022	2021
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$52,313	$52,313
Amortization	156,072	156,072
Depreciation	1,180	1,180
Interest	1,213,854	1,213,854
Change in Fair Market Value of Derivative Liabilities	14,264,476	279,582
NOL Deferred Tax Asset	17,055,540	19,812,046
Valuation allowance	(32,743,435)	(21,515,047)
Total gross deferred tax assets	-	-

SCHEDULE OF EFFECTIVE RECONCILIATION INCOME TAX

	2022	2021
Expected tax at statutory rates	21.00%	21.00%
Nondeductible Expenses	(11.72)%	(11.72)%
State Income Tax, Net of Federal benefit	1.51%	1.51%
Current Year Change in Valuation Allowance	(5.83)%	(5.83)%
Prior Deferred True-Ups	(5.03)%	(5.03)%